Attorneys at Law	Suite 2500 214 North Tryon St. Charlotte NC 28202-2381 t 704 338 5000 f 704 338 5125 www.KilpatrickStockton.com

October 25, 2006	Elizabeth G. Wren direct dial 704 338 5123 direct fax 704 371 8324 BWren@KilpatrickStockton.com
VIA EDGAR CORRESPONDENCE
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Registration Statement on Form S-4 of Reynolds American Inc. and Additional Registrants filed on October 25, 2006 (the “Registration Statement”)
Ladies and Gentlemen:
     At the request and on behalf of our clients, Reynolds American Inc. (the “Company”) and the other registrants listed on the Table of Additional Registrants appearing behind the coversheet of the Registration Statement (together with the Company, the “Registrants”), enclosed for filing is the Registrants’ Registration Statement, with exhibits, related to their offer to issue (the “Exchange Offer”) up to $161,183,000 in aggregate principal amount of the Company’s to-be-issued 6.500% Senior Secured Notes due 2007, 7.875% Senior Secured Notes due 2009, 6.500% Senior Secured Notes 2010, 7.250% Senior Secured Notes due 2012 and 7.300% Senior Secured Notes due 2015, which are being registered under the Securities Act of 1933, as amended (the “Securities Act”), pursuant to the Registration Statement, in exchange for a like principal amount of the outstanding 6.500% Notes due 2007, 7.875% Notes due 2009, 6.500% Secured Notes 2010, 7.250% Notes due 2012 and 7.300% Secured Notes due 2015 (the “Outstanding Notes”) previously issued by the Company’s wholly owned subsidiary, R.J. Reynolds Tobacco Holdings, Inc. (“RJR”).
     Please also note that the Registrants filed a separate registration statement on Form S-4 on October 3, 2006, related to a separate offer to issue up to approximately $2.9 billion in aggregate principal amount of eight series of the Company’s senior secured notes, which are being registered under the Securities Act pursuant to such other registration statement, in exchange for eight substantially identical series of the Company’s senior secured notes that were previously issued in exempt private offerings. Unlike the Exchange Offer to which the Registration Statement relates, this other exchange offer is of the type described in, and being conducted in accordance with, the line of no-action letters commencing with Exxon Capital Holdings Corporation (available May 13, 1988). Ms. Rolene Bancroft of the Commission’s Staff has informed the Company that the Staff would not be reviewing this other registration statement. The background of the Exchange Offer covered by the Registration Statement and the separate exchange offer covered by the registration statement filed on October 3 is discussed in the Registration Statement under “Summary—Reynolds American Inc.—The Conwood Transactions; Background of the Exchange Offer” on page 2 and under “The Exchange Offer—Background, Purpose and Effect of the Exchange Offer” on page 37.
     As provided by Rule 461(a) under the Securities Act, on behalf of the Registrants, we hereby affirm that the Registrants are aware of their obligations under the Securities Act and hereby provide notice to the Commission that the Registrants may present an oral request for acceleration of the effective date of Registration Statement.
     Please contact the undersigned at (704) 338-5123, or David M. Eaton, also of this firm, at (404) 815-6051, when a reviewer has been assigned to this filing, or when a decision not to review is reached. The undersigned’s direct fax number is (704) 371-8324 and Mr. Eaton’s direct fax number is (404) 541-3188. Any questions may also be directed to the undersigned or Mr. Eaton.
     Thank you.

Yours sincerely,

KILPATRICK STOCKTON LLP

		By:	/s/ Elizabeth G. Wren

Elizabeth G. Wren, A Partner

Cc:	McDara P. Folan, III
Robert A. Emken, Jr.
David M. Eaton